Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation
Schedule of stock options activity

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of January 1, 2020	1,176,888	0.001
Granted	10,935	0.001
Forfeited	(52,506)	0.001
Outstanding as of December 31, 2020	1,135,317	0.001	5.77	5,221
Vested and expected to vest as of December 31, 2020	1,113,038	0.001	5.73	5,119
Exercisable as of December 31, 2020	1,053,407	0.001	5.63	4,845

Schedule of stock options, valuation assumption

	2018	2019	2020

Expected volatility	46.80%~49.60%	48.70%~52.67%	52.70%~68.78%
Risk-free interest rate (per annum)	2.69%~2.87%	1.58%~2.41%	0.16%~0.23%
Exercise multiple	2.2~2.8	2.2	2.2
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (per share)	US$16.919~20.979	US$11.779~17.519	US$6.459~7.519

Schedule of allocation of share based compensation expense

	For the years ended December 31,
	2018	2019	2020

Fulfillment expenses	1,059	283	429
Marketing expenses	11,729	4,627	4,859
Technology and content development expenses	2,984	424	364
General and administrative expenses	7,903	3,469	2,509
Total share-based compensation expense	23,675	8,803	8,161